Summary of Principal Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 General and Administrative expenses CNY	Dec. 31, 2011 General and Administrative expenses CNY	Dec. 31, 2010 General and Administrative expenses CNY
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage				20.00%
Investment in UBOX	28,129
Goodwill Impairment Loss		(710)
Long-lived asset impairment loss	5,349
Estimated liability accruals under customer loyalty program	12,963	7,629
Hotel Manager Fees recognized as revenue	72,061	43,021	30,097
Revenue recognized from customer loyalty program	51,132	35,623	22,633
Advertising related expenses	30,053	28,445	18,217
Unrestricted government subsidies from local governmental agencies					6,723	7,491	4,034
Deferred rent current	11,882	8,690
Deferrend rent long-term	470,438	329,774		75,511
Interest cost incurred	859	882	4,074
Interest cost capitalized	37		1,392
Property Plant And Equipment Carrying Value	10,340
Revenue growth rate used for level 3 measurement	4.00%
Discount rate used for level 3 measurement	15.00%
Recognized share based compensation expense	20,837	15,483	13,113
Foreign exchange rate used to translate amounts denominated in RMB to US dollar				6.2301